Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2025
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Indefinite
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Shorter of the lease term or estimated useful lives
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	4 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	29 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	6 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	50 years